Non-financial assets and liabilities - Additional Information (Details)		12 Months Ended
	Mar. 31, 2023 USD ($)	Jun. 30, 2024 USD ($) acquisition segment	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2010 USD ($)
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Interest expense for leases		$ 400,000	$ 500,000	$ 600,000
Payments associated with lease liabilities		3,900,000	3,200,000
Short term leases expense		300,000	1,100,000
Depreciation, right-of-use assets		$ 2,771,000	1,661,000	1,717,000
Number of reportable operating segment | segment		1
Number of acquisitions | acquisition		2
In process research and development recognized		$ 427,800,000	427,800,000
Employee benefits
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Current provisions for accrued annual leave		1,200,000	1,100,000
Current provisions for short term incentives		5,400,000	400,000
Current provisions for entitlements incentives		2,400,000	3,000,000
Osiris MSC in 2013
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Goodwill							$ 13,900,000
In process research and development recognized							$ 126,700,000
Osiris MSC in 2015
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Goodwill						$ 2,100,000
Angioblast Systems Inc in 2010
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Goodwill								$ 118,400,000
In process research and development recognized								$ 387,000,000.0
TEMCELL Asset | Japan
Disclosure Of Non Financial Assets And Liabilities [Line Items]
In process research and development recognized						$ 24,000,000.0
MPC-MICRO-IO and MPC-CBE
Disclosure Of Non Financial Assets And Liabilities [Line Items]
In process research and development recognized					$ 61,900,000
In-process research and development acquired
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Impairment loss recognised in profit or loss	$ 0	0
Goodwill
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Impairment loss recognised in profit or loss	$ 0	$ 0
Lonza Bioscience Singapore Pte Ltd | Manufacturing Service Agreement
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Non-cancellable term of lease and non lease components		2 years
Minimum financial commitment of the lease component		$ 1,900,000
Minimum financial commitment reduction amount on lease component		$ 1,000,000
Bottom of range | Discounted cash flow
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Real post-tax discount rate		13.80%
Expected patent expiry		8 years
Bottom of range | Licenses to Patents
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Useful life measured as period of time, intangible assets other than goodwill		7 years
Bottom of range | Current Marketed Products
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Useful life measured as period of time, intangible assets other than goodwill		15 years
Top of range | Discounted cash flow
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Real post-tax discount rate		15.50%
Expected patent expiry		24 years
Top of range | Licenses to Patents
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Useful life measured as period of time, intangible assets other than goodwill		16 years
Top of range | Current Marketed Products
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Useful life measured as period of time, intangible assets other than goodwill		20 years
Plant and Equipment | Bottom of range
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Estimated useful lives		3 years
Plant and Equipment | Top of range
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Estimated useful lives		15 years
Office Furniture and Equipment | Bottom of range
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Estimated useful lives		5 years
Office Furniture and Equipment | Top of range
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Estimated useful lives		20 years
Computer Hardware and Software | Bottom of range
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Estimated useful lives		3 years
Computer Hardware and Software | Top of range
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Estimated useful lives		5 years
Buildings
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Depreciation, right-of-use assets		$ 1,600,000	1,700,000	1,700,000
Manufacturing
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Depreciation, right-of-use assets		$ 1,200,000	$ 700,000	$ 1,400,000